Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of share capital

	December 31, 2022
Shareholders	Common shares	Golden shares	Total
Shareholders with more than 5% of total capital	1,616,023,334	-	1,616,023,334
The Capital Group Companies, Inc	648,304,234	-	648,304,234
Previ	409,087,156	-	409,087,156
Mitsui&co	286,347,055	-	286,347,055
Blackrock, Inc	272,284,889	-	272,284,889
Free floating	2,867,055,366	-	2,867,055,366
Golden shares	-	12	12
Total outstanding (without shares in treasury)	4,483,078,700	12	4,483,078,712
Shares in treasury	295,810,551	-	295,810,551
Total capital	4,778,889,251	12	4,778,889,263

Schedule of cancellation of treasury shares

	Number of canceled shares	Carrying amount
Cancellation approved on February 24, 2022	133,418,347	2,830
Cancellation approved on July 28, 2022	220,150,800	3,786
Year ended December 31, 2022	353,569,147	6,616

Cancellation approved on September 16, 2021	152,016,372	2,401
Year ended December 31, 2021	152,016,372	2,401

Schedule of stockholders' remuneration

	Total of shares repurchased		Effect on cash flows
	2022	2021	2022	2021
Shares buyback program for 470,000,000 shares (i)
Acquired by Parent	81,855,600	139,018,347	1,501	3,008
Acquired by wholly owned subsidiaries	96,959,900	152,166,153	1,750	2,538
	178,815,500	291,184,500	3,251	5,546

Shares buyback program for 500,000,000 shares (ii)
Acquired by Parent	87,779,900	-	1,375	-
Acquired by wholly owned subsidiaries	90,847,177	-	1,410	-
	178,627,077	-	2,785	-
Shares buyback program	357,442,577	291,184,500	6,036	5,546

(i)	On April 1, 2021, the Board of Directors approved the common shares buyback program, limited to a maximum of 270,000,000 common shares or their respective ADRs. Continuing the previous program, the Board of Directors approved a new shares buyback program on October 28, 2021, with a limit of up to 200,000,000 common shares or their respective ADRs. Both programs were concluded in 2022.
(ii)	On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs.

Schedule of profit reserves

	2022	2021
Net income attributable to Vale's shareholders	18,788	22,445
Appropriation to legal reserve	(276)	(1,123)
Appropriation to tax incentive reserve	(1,157)	(2,581)
Net income after appropriations to legal reserve and tax incentive reserve	17,355	18,741
Reclassification of the fair value adjustment reserve (note 16l)	-	522

Minimum mandatory remuneration	4,386	4,542

Additional remuneration
from statutory reserve	-	1,476
from the net income for the year	437	7,326
Total additional remuneration	437	8,802

Total remuneration to shareholders	4,823	13,344

Appropriation to statutory reserve	8,821	7,395
Appropriation to retained earnings reserve	3,711	-

Schedule of profit reserves

	Legal reserve	Tax incentive reserve	Statutory reserve	Retained earnings reserve	Additional remuneration reserve	Total of profit reserves
Balance as at December 31, 2020	1,542	659	1,854	-	2,987	7,042
Allocation of income	1,123	2,581	7,395	-	3,500	14,599
Deliberated dividends and interest on capital of Vale's shareholders	-	-	(1,476)	-	(2,820)	(4,296)
Treasury shares cancellation	-	-	(2,401)	-	-	(2,401)
Translation adjustment	(142)	(157)	1,526	-	(469)	758
Balance as at December 31, 2021	2,523	3,083	6,898	-	3,198	15,702
Allocation of income	276	1,157	8,821	3,711	437	14,402
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(3,500)	(3,500)
Treasury shares cancellation	-	-	(6,616)	-	-	(6,616)
Transfers of reserves	-	3	(3)	-	-	-
Translation adjustment	165	173	249	(133)	302	756
Balance as at December 31, 2022	2,964	4,416	9,349	3,578	437	20,744